Intangible Assets - Additional Information (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Additions of intangible asset	R$ 1,143,000,000
Financing costs on Intangible assets	71,000,000	R$ 142,000,000	R$ 159,000,000
Intangible assets with non-defined useful life	R$ 0
Annual average amortization rate	3.85 percentage
Cemig D [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	R$ 2,368,000,000	R$ 2,243,000,000